Schedule of Activity in Company's RSUs (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, forfeited	(10,000,000)			(670,000)
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance		4,463,253	209,494
Weighted-average grant date fair value per unit, balance		$ 7.93	$ 6.84
Number of units, granted		6,951,722	450,161
Weighted average grant date fair value per unit granted		$ 1.03	$ 2.35
Number of units, forfeited		(17,327)	(34,915)
Weighted average grant date fair value per unit forfeited		$ 5.47	$ 6.84
Number of units, vested		(5,193,502)	(161,486)
Weighted average grant date fair value per unit vested		$ 0.92	$ 6.84
Number of units, outstanding balance		6,204,146	4,463,253	209,494
Weighted-average grant date fair value per unit, balance		$ 6.07	$ 7.93	$ 6.84